Condensed Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Accumulated Other Comprehensive Loss	Accumulated Deficit [Member]	Parent [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2019	$ 118,989	$ 158,881		$ (43,392)	$ 115,489	$ 3,500
Beginning balance, Shares at Dec. 31, 2019		69,840,928
Net income (loss)	(16,175)			(18,051)	(18,051)	1,876
Issuance of common stock under stock-based awards, Shares		337,500
Stock-based compensation	1,726	$ 1,726			1,726
Distributions to noncontrolling interests	(1,122)					(1,122)
Ending Balance at Sep. 30, 2020	103,418	$ 160,607		(61,443)	99,164	4,254
Ending balance, Shares at Sep. 30, 2020		70,178,428
Beginning Balance at Jun. 30, 2020	109,634	$ 160,039		(54,232)	105,807	3,827
Beginning balance, Shares at Jun. 30, 2020		70,178,428
Net income (loss)	(6,376)			(7,211)	(7,211)	835
Stock-based compensation	568	$ 568			568
Distributions to noncontrolling interests	(408)					(408)
Ending Balance at Sep. 30, 2020	103,418	$ 160,607		(61,443)	99,164	4,254
Ending balance, Shares at Sep. 30, 2020		70,178,428
Beginning Balance at Dec. 31, 2020	85,170	$ 160,965		(80,133)	80,832	4,338
Beginning balance, Shares at Dec. 31, 2020		70,178,428
Net income (loss)	(8,182)			(11,570)	(11,570)	3,388
Acquisition consideration	33,877	$ 33,877			33,877
Acquisition consideration, Shares		15,198,569
Other issuance	10,416	$ 10,416			10,416
Other issuance, Shares		3,500,000
Warrants issued	33,096	$ 33,096			33,096
Stock options exercised	75	$ 75			75
Stock options exercised, Shares		150,000
Stock-based compensation	1,997	$ 1,997			1,997
Other comprehensive loss	(1)		$ (1)		(1)
Distributions to noncontrolling interests	(4,167)					(4,167)
Acquisition of noncontrolling interest	212,210					212,210
Ending Balance at Sep. 30, 2021	364,491	$ 240,426	(1)	(91,703)	148,722	215,769
Ending balance, Shares at Sep. 30, 2021		89,026,997
Beginning Balance at Jun. 30, 2021	79,100	$ 165,264		(90,366)	74,898	4,202
Beginning balance, Shares at Jun. 30, 2021		71,303,427
Net income (loss)	1,180			(1,337)	(1,337)	2,517
Acquisition consideration	30,865	$ 30,865			30,865
Acquisition consideration, Shares		14,223,570
Other issuance	10,416	$ 10,416			10,416
Other issuance, Shares		3,500,000
Warrants issued	33,096	$ 33,096			33,096
Stock-based compensation	785	785			785
Other comprehensive loss	(1)		(1)		(1)
Distributions to noncontrolling interests	(3,160)					(3,160)
Acquisition of noncontrolling interest	212,210					212,210
Ending Balance at Sep. 30, 2021	$ 364,491	$ 240,426	$ (1)	$ (91,703)	$ 148,722	$ 215,769
Ending balance, Shares at Sep. 30, 2021		89,026,997